CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)			12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021
General and administrative expenses		$ 10,400	$ 4,793,992
General and administrative expenses — related party			220,000
Franchise tax expenses			199,600
Loss from operations		(10,400)	(5,213,592)
Change in fair value of derivative warrant liabilities			(26,263,920)
Offering costs associated with derivative warrant liabilities			(1,055,577)
Income from investments held in Trust Account			34,536
Net loss		$ (10,400)	$ (32,498,553)
Class A Common Stock
Weighted average shares outstanding of Class A common stock, basic and diluted			30,530,137
Basic and diluted net loss per share, Class A common stock			$ (0.83)
Class B Common Stock
Weighted average shares outstanding of Class B common stock, basic and diluted	[1]	7,500,000	8,495,548
Basic and diluted net loss per share, Class B common stock		$ 0.00	$ (0.83)

[1]	This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 4).